UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea de Chiara
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea de Chiara	Radnor, PA		May 3, 2001

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$726,012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      371     8866 SH       SOLE                                       8866
                                                              1258    30000 SH       OTHER                                     30000
AMERICAN INTL                  COM              026874107    32864   408250 SH       SOLE                   127307            285043
                                                              5190    64473 SH       OTHER                                     64473
AUTOMATIC DATA                 COM              053015103    30576   562276 SH       SOLE                   166740            400886
                                                              8049   148016 SH       OTHER                                    148016
BANK OF NY                     COM              064057102    46002   934245 SH       SOLE                   237882            703663
                                                             26265   533428 SH       OTHER                                    533428
CINTAS CORP                    COM              172908105    26082   661644 SH       SOLE                   222349            446845
                                                              5409   137223 SH       OTHER                                    137223
COCA COLA                      COM              191216100    14116   312583 SH       SOLE                   113342            204391
                                                              1716    38015 SH       OTHER                                     38015
COLGATE                        COM              194162103    23614   427330 SH       SOLE                   128134            303696
                                                              3527    63830 SH       OTHER                                     63830
COSTCO WHOLESALE CORP.         COM              22160k105    15695   399895 SH       SOLE                   164400            244945
                                                              2068    52700 SH       OTHER                                     52700
CVS CORP COM                   COM              126650100    28079   480080 SH       SOLE                   173814            311016
                                                              3491    59700 SH       OTHER                                     59700
EMC CORP                       COM              268648102    16685   567551 SH       SOLE                   156059            418342
                                                              3276   111440 SH       OTHER                                    111440
FASTENAL CO COM                COM              311900104    25600   469732 SH       SOLE                   163094            312388
                                                              2662    48850 SH       OTHER                                     48850
GENERAL ELECTRIC               COM              369604103    17767   424443 SH       SOLE                   178878            251115
                                                              4053    96843 SH       OTHER                                     96843
GILLETTE                       COM              375766102    17181   551209 SH       SOLE                   218153            340306
                                                              2931    94060 SH       OTHER                                     94060
HARLEY DAVIDSON                COM              412822108    32493   856211 SH       SOLE                   256694            607867
                                                              3991   105166 SH       OTHER                                    105166
INTEL CORP.                    COM              458140100    25979   987340 SH       SOLE                   297443            699897
                                                              8649   328710 SH       OTHER                                    328710
JOHNSON & J.                   COM              478160104    20536   234780 SH       SOLE                    82623            156057
                                                              5125    58595 SH       OTHER                                     58595
MCDATA CORP. CLASS A           COM              580031201      201    10684 SH       SOLE                     2403              8409
                                                                51     2741 SH       OTHER                                      2741
MEDTRONIC INC                  COM              585055106    21201   463513 SH       SOLE                   123957            344206
                                                              4815   105270 SH       OTHER                                    105270
MERCK & CO.                    COM              589331107    30316   399428 SH       SOLE                   126768            277310
                                                              7137    94040 SH       OTHER                                     94040
MGIC INVT CORP                 COM              552848103    32435   474065 SH       SOLE                   172400            307415
                                                              5640    82445 SH       OTHER                                     82445
MICROSOFT                      COM              594918104    35992   658155 SH       SOLE                   202779            462476
                                                             10632   194430 SH       OTHER                                    194430
MOLEX CLASS A                  COM              608554200    23752   854011 SH       SOLE                   302021            564039
                                                              3697   132939 SH       OTHER                                    132939
OMNICOM GROUP                  COM              681919106    18676   225345 SH       SOLE                    87434            141211
                                                              1891    22820 SH       OTHER                                     22820
PATTERSON DENTAL COMPANY       COM              703412106    21723   706445 SH       SOLE                   265935            451310
                                                              3158   102720 SH       OTHER                                    102720
ROBERT HALF INT'L              COM              770323103    17493   782695 SH       SOLE                   303310            492985
                                                              1763    78900 SH       OTHER                                     78900
ROUSE COMPANY                  COM              779273101      173     6700 SH       SOLE                      200              6500
                                                               378    14630 SH       OTHER                                     14630
STATE STREET CORP              COM              857477103    20674   221352 SH       SOLE                    78902            145925
                                                              2890    30950 SH       OTHER                                     30950